UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-07723
Worldwide Health Sciences Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 99.81%

			Percentage of
Security	Shares	Value	Net Assets

Major Capitalization – Europe — 18.54%(1)

Novartis AG	1,000,000	$56,196,615	5.14%
Roche Holding AG	323,000	48,722,081	4.45
Sanofi-Aventis	471,000	32,568,665	2.98
Shire PLC ADR	482,000	40,974,820	3.75
Warner Chilcott PLC, Class A	1,025,000	24,272,000	2.22

		$202,734,181	18.54%

Major Capitalization – Far East — 8.97%(1)

Mitsubishi Tanabe Pharma Corp.	3,205,200	$54,337,667	4.97%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,789,600	4,425,625	0.40
Shionogi & Co., Ltd.	1,200,000	22,798,606	2.09
Sinopharm Group Co., Ltd., Class H	4,500,000	16,460,123	1.51

		$98,022,021	8.97%

Major Capitalization – North America — 50.61%(1)

Aetna, Inc.	335,000	$12,515,600	1.15%
Allergan, Inc.	610,000	45,243,700	4.14
Amgen, Inc.(2)	790,000	40,550,700	3.71
Baxter International, Inc.	305,000	16,210,750	1.48
Bristol-Myers Squibb Co.	1,200,000	30,972,000	2.83
Cardinal Health, Inc.	185,000	7,703,400	0.70
Celgene Corp.(2)	240,000	12,744,000	1.17
Express Scripts, Inc.(2)	375,000	21,082,500	1.93
Gilead Sciences, Inc.(2)	950,000	37,031,000	3.39
Hospira, Inc.(2)	440,000	23,254,000	2.13
Humana, Inc.(2)	185,000	12,026,850	1.10
Illumina, Inc.(2)	310,000	21,514,000	1.97
McKesson Corp.	97,000	7,690,160	0.70
Merck & Co., Inc.	800,000	26,056,000	2.38
Perrigo Co.	400,000	30,572,000	2.80
Pfizer, Inc.	2,275,000	43,771,000	4.00
Stryker Corp.	220,000	13,917,200	1.27
Thermo Fisher Scientific, Inc.(2)	481,900	26,899,658	2.46
UnitedHealth Group, Inc.	650,000	27,677,000	2.53
Vertex Pharmaceuticals, Inc.(2)	620,000	28,935,400	2.65
Watson Pharmaceuticals, Inc.(2)	356,000	19,932,440	1.82
WellPoint, Inc.(2)	510,000	33,899,700	3.10
Zimmer Holdings, Inc.(2)	210,000	13,091,400	1.20

		$553,290,458	50.61%

Small & Mid Capitalization – Europe — 4.06%(1)

Elan Corp. PLC ADR(2)	3,091,200	$19,629,120	1.80%
Given Imaging, Ltd.(2)	725,900	13,864,690	1.27
Hikma Pharmaceuticals PLC	872,300	10,853,994	0.99

		$44,347,804	4.06%

Small & Mid Capitalization – Far East — 8.12%(1)

Nichi-Iko Pharmaceutical Co., Ltd.	865,000	$24,290,759	2.22%
Sawai Pharmaceutical Co., Ltd.	410,000	38,479,396	3.52
Towa Pharmaceutical Co., Ltd.	470,000	26,049,977	2.38

		$88,820,132	8.12%

Small & Mid Capitalization – North America — 9.51%(1)

Align Technology, Inc.(2)	675,000	$14,073,750	1.29%
Allos Therapeutics, Inc.(2)	2,883,000	9,629,220	0.88
BioMarin Pharmaceutical, Inc.(2)	1,025,000	25,071,500	2.29
Dendreon Corp.(2)	467,600	15,706,684	1.44
Human Genome Sciences, Inc.(2)	628,000	15,718,840	1.44
Incyte Corp.(2)	688,000	9,411,840	0.86
NPS Pharmaceuticals, Inc.(2)	1,850,000	14,300,500	1.31

		$103,912,334	9.51%

Total Common Stocks
(identified cost $923,916,519)		$1,091,126,930

Call Options Purchased — 0.0%

	Number of	Strike	Expiration		Percentage of
Description	Contracts	Price	Date	Value	Net Assets

Small & Mid Capitalization – North America — 0.00%(1)

Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/11	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/11	0	0.00
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/11	0	0.00

				$0	0.00%

Total Call Options Purchased
(identified cost $0)				$0

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.01%

	Interest		Percentage of
Description	(000’s Omitted)	Value	Net Assets

Eaton Vance Cash Reserves Fund, LLC, 0.18%(4)	$95	$95,207	0.01%

Total Short-Term Investments
(identified cost $95,207)		$95,207

Total Investments
(identified cost $924,011,726)		$1,091,222,137	99.82%

Other Assets, Less Liabilities		$1,991,594	0.18%

Net Assets		$1,093,213,731	100.00%

ADR - American Depositary Receipt

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2011.

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2011

Unaffiliated investments, at value (identified cost, $923,916,519)	$1,091,126,930
Affiliated investment, at value (identified cost, $95,207)	95,207
Foreign currency, at value (identified cost, $164,576)	164,288
Dividends receivable	2,125,084
Interest receivable from affiliated investment	62
Receivable for investments sold	2,245,121
Tax reclaims receivable	2,657,723

Total assets	$1,098,414,415

Liabilities

Demand note payable	$3,500,000
Payable for investments purchased	511,875
Payable to affiliates:
Investment adviser fee	870,804
Administration fee	179,535
Accrued expenses	138,470

Total liabilities	$5,200,684

Net Assets applicable to investors’ interest in Portfolio	$1,093,213,731

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$925,752,431
Net unrealized appreciation	167,461,300

Total	$1,093,213,731

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 28, 2011

Dividends (net of foreign taxes, $430,000)	$13,749,611
Interest allocated from affiliated investment	16,647
Expenses allocated from affiliated investment	(496)

Total investment income	$13,765,762

Expenses

Investment adviser fee	$5,593,992
Administration fee	1,168,045
Trustees’ fees and expenses	17,933
Custodian fee	131,993
Legal and accounting services	74,150
Miscellaneous	7,863

Total expenses	$6,993,976

Deduct —
Reduction of custodian fee	$46
Waiver of investment adviser fee	624,701

Total expense reductions	$624,747

Net expenses	$6,369,229

Net investment income	$7,396,533

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$48,841,728
Investment transactions allocated from affiliated investments	428
Foreign currency transactions	(646,468)

Net realized gain	$48,195,688

Change in unrealized appreciation (depreciation) —
Investments	$80,406,382
Foreign currency	180,666

Net change in unrealized appreciation (depreciation)	$80,587,048

Net realized and unrealized gain	$128,782,736

Net increase in net assets from operations	$136,179,269

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2010

From operations —
Net investment income (loss)	$7,396,533	$(2,368,770)
Net realized gain from investment and foreign currency transactions	48,195,688	67,003,143
Net change in unrealized appreciation (depreciation) from investments and foreign currency	80,587,048	(5,990,326)

Net increase in net assets from operations	$136,179,269	$58,644,047

Capital transactions —
Contributions	$2,071,410	$15,272,246
Withdrawals	(93,309,533)	(198,132,953)

Net decrease in net assets from capital transactions	$(91,238,123)	$(182,860,707)

Net increase (decrease) in net assets	$44,941,146	$(124,216,660)

Net Assets

At beginning of period	$1,048,272,585	$1,172,489,245

At end of period	$1,093,213,731	$1,048,272,585

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008		2007		2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.23	%(2)(3)	1.32%	1.34%	0.81	%(2)	0.62	%(2)	0.81	%(2)
Net investment income (loss)	1.30	%(3)(4)	(0.21)%	(0.28)%	0.39%		0.28%		(0.01)%
Portfolio Turnover	27	%(5)	48%	54%	69%		46%		14%

Total Return	13.36	%(5)	5.22%	(5.67)%	7.62%		8.76%		4.03%

Net assets, end of period (000’s omitted)	$1,093,214		$1,048,273	$1,172,489	$1,664,556		$1,841,728		$2,268,551

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	The investment adviser waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the six months ended February 28, 2011 and less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007 and 2006).

(3)	Annualized except for the advisory fee waiver, which is 0.06% of average daily net assets and is non-recurring.

(4)	Includes special dividends equal to 1.37% of average daily net assets.

(5)	Not annualized.

See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2011, Eaton Vance Worldwide Health Sciences Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and OrbiMed, the fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $30 million, 0.90% of the next $20 million, 0.75% of the next $450 million, 0.70% on net assets of $500 million but less than $1 billion, 0.65% on net assets of $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. In addition, effective September 1, 1997, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor’s 500 Index over a 36-month performance period. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2011, the Portfolio’s investment adviser fee totaled $5,593,992. For the six months ended February 28, 2011, the investment adviser fee, including an upward performance adjustment of $1,629,217, was equivalent to 1.03% (annualized) of the Portfolio’s average daily net assets.

OrbiMed has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker-dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended February 28, 2011, OrbiMed waived $624,701 of its investment adviser fee.

The administration fee is earned by EVM as compensation for administrative services rendered to the Portfolio. Pursuant to the administration agreement and subsequent fee reduction agreements between the Portfolio and EVM, the fee is computed at an annual rate of 0.225% of the Portfolio’s average daily net assets up to $500 million, 0.208% on net assets of $500 million but less than $1 billion, 0.192% on net assets of $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more. For the six months ended February 28, 2011, the administration fee was equivalent to 0.21% (annualized) of the Portfolio’s average daily net assets and amounted to $1,168,045.

Except for Trustees of the Portfolio who are not members of OrbiMed’s or EVM’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $285,399,339 and $342,952,040, respectively, for the six months ended February 28, 2011.

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$925,687,687

Gross unrealized appreciation	$206,235,179
Gross unrealized depreciation	(40,700,729)

Net unrealized appreciation	$165,534,450

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At February 28, 2011, the Portfolio had a balance outstanding pursuant to this line of credit of $3,500,000 at an interest rate of 1.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 28, 2011. The Portfolio’s average borrowings or allocated fees during the six months ended February 28, 2011 were not significant.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Concentration of Risk

As the Portfolio concentrates its investments in medical research and the health care industry, it will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s shares can also be impacted by regulatory activities that affect health sciences companies.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Major Capitalization – Europe	$65,246,820	$137,487,361		$—	$202,734,181
Major Capitalization – Far East	—	98,022,021		—	98,022,021
Major Capitalization – North America	553,290,458	—		—	553,290,458
Small & Mid Capitalization – Europe	33,493,810	10,853,994		—	44,347,804
Small & Mid Capitalization – Far East	—	88,820,132		—	88,820,132
Small & Mid Capitalization – North America	103,912,334	—		—	103,912,334

Total Common Stocks	$755,943,422	$335,183,508	*	$—	$1,091,126,930

Call Options Purchased	$—	$—		$0	$0
Short-Term Investments	—	95,207		—	95,207

Total Investments	$755,943,422	$335,278,715		$0	$1,091,222,137

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the six months ended February 28, 2011 to require a reconciliation of Level 3 investments. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Duncan W. Richardson President Yana S. Barton Vice President Matthew F. Beaudry Vice President John D. Crowley Vice President Stephen J. Kaszynski Vice President Michael R. Mach Vice President
Lewis R. Piantedosi
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

Officers of Eaton Vance Worldwide Health Sciences Portfolio

Samuel D. Isaly President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Eaton Vance Worldwide Health Sciences Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. * Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if available) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

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Sponsor and Manager of Eaton Vance
Worldwide Health Sciences Fund and
Administrator of Worldwide Health
Sciences Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio
OrbiMed Advisors LLC
767 3rd Avenue
New York, NY 10017

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Offices of the Fund
Eaton Vance Worldwide Health Sciences Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

426-4/11	HSSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date: April 12, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 12, 2011

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date: April 12, 2011